Institutional Reserves Portfolio
S T A T E M E N T  O F  A S S E T S  A N D  L I A B I L I T I E S

February 28, 2003 (Unaudited)

Assets:
Investments, at amortized cost (Note 1A)	2,452,771,540
Cash	327
Interest receivable	1,416,437

Total assets	2,454,188,304

Liabilities:
Payable for investments purchased	199,501,889
Management fees payable (Note 2)	101,722
Accrued expenses and other liabilities	149,538

Total liabilities	199,753,149

Net Assets	$2,254,435,155

Represented by:
Paid-in capital for beneficial interests	$2,254,435,155

See notes to financial statements

Institutional Reserves Portfolio
S T A T E M E N T O F O P E R A T I O N S

For the Six Months Ended February 28, 2003 (Unaudited)

Investment Income (Note 1B)		$13,014,812

Expenses:
Management fees (Note 2)	$1,222,787
Custody and fund accounting fees	169,727
Legal fees	71,619
Audit fees	8,115
Trustees’ fees	2,430
Miscellaneous	13,620

Total expenses	1,488,298
Less: aggregate amounts waived by the Manager (Note 2)	(410,410)

Net expenses		1,077,888

Net investment income		$11,936,924

See notes to financial statements

Institutional Reserves Portfolio
S T A T E M E N T  O F  C H A N G E S  I N  N E T  A S S E T S

		For the Period June 3, 2002 (Commencement of Operations) to August 31, 2002

	Six Months Ended February 28, 2003 (Unaudited)

Increase in Net Assets From Operations:
Net investment income	$11,936,924	$5,845,929

Capital Transactions:
Proceeds from contributions (Note 1)	4,676,560,675	3,045,090,085
Value of withdrawals	(3,660,278,008)	(1,824,720,450)

Net increase in net assets from capital transactions	1,016,282,667	1,220,369,635

Net Increase in Net Assets	1,028,219,591	1,226,215,564

Net Assets:
Beginning of year	1,226,215,564	—

End of year	$2,254,435,155	$1,226,215,564

See notes to financial statements

Institutional Reserves Portfolio
F I N A N C I A L H I G H L I G H T S

			For the Period June 3, 2002 (Commencemen tof Operations) to August 31, 2002

	Six Months Ended February 28, 2003 (Unaudited)

Ratios/Supplemental Data:
Net Assets, end of year (000’s omitted)	$2,254,435		$1,226,216
Ratio of expenses to average net assets	0.13	%*	0.15	%*
Ratio of net investment income to average net assets	1.45	%*	1.77	%*

Note: If agents of the Portfolio had not voluntarily waived a portion of their fees for the period indicated, the ratios would have been as follows:

Ratios:
Expenses to average net assets	0.18	%*	0.20	%*
Net investment income to average net assets	1.40	%*	1.72	%*

* Annualized

See notes to financial statements

Institutional Reserves Portfolio
N OT E S  TO  F I N A N C I A L  S T A T E M E N T S (Unaudited)

1. Significant Accounting Policies Institutional Reserves Portfolio (the “Portfolio”) is registered under the U.S. Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. Citi Fund Management Inc. (the “Manager”) acts as the Investment Manager. On June 3, 2002 (commencement of operations) Citi Institutional Cash Reserves transferred all of its investable assets ($1,383,780,908) to the Portfolio in exchange for an interest in the Portfolio.

     The preparation of financial statements in accordance with United States of America generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The significant accounting policies consistently followed by the Portfolio are as follows: A.Valuation of Investments Money market instruments are valued at amortized cost, in accordance with the Investment Company Act of 1940, as amended (1940 Act). This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified under the U.S. Investment Company Act of 1940.

     B. Interest Income and Expenses Interest income consists of interest accrued and discount earned (including both original issue and market discount) on the investments of the Portfolio, accrued ratably to the date of maturity, plus or minus net realized gain or loss, if any, on investments. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the Manager.

     C. U.S. Federal Income Taxes The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

     D. Repurchase Agreements It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank’s vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreements’ underlying investments to ensure the existence of a proper level of collateral.

     E. Other Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

Institutional Reserves Portfolio
N OT E S  TO  F I N A N C I A L  S T A T E M E N T S (Unaudited) (Continued)

     F. Fees Paid Indirectly The Portfolio’s custodian calculates its fees based on the Portfolio’s average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

2. Management Fees The Manager is responsible for overall management of the Portfolio’s business affairs, and has a Management Agreement with the Portfolio. The Manager or an affilate also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio.

     The management fees paid to the Manager are accrued daily and payable monthly. The management fee is computed at the annual rate of 0.10% of the Fund’s average daily net assets. The management fee amounted to $1,222,787 of which $410,410 was voluntarily waived for the six months ended February 28, 2003. The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Fund from the Manager or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Manager or its affiliates.

3. Investment Transactions Purchases, maturities and sales of money market instruments aggregated $26,494,033,586 and $25,321,111,802, respectively, for the six months ended February 28, 2003.

4. Trustee Retirement Plan The Trustees of the Portfolio have adopted a Retirement Plan for all the Trustees who are not “interested persons” of the Fund, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted are required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the manditory retirement age. Trustees who had served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to recieve the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee’s retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). Benefits under the Plan are unfunded. The Portfolio’s allocable share of the expenses of the Plan for the six months ended February 28, 2003 and the related liability at February 28, 2003 was not material.

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Trustees and Officers
Elliott J. Berv
Donald M. Carlton
A. Benton Cocanougher
Mark T. Finn
R. Jay Gerken*
Stephen R. Gross
Diana R. Harrington
Susan B. Kerley
Alan G. Merten
C. Oscar Morong, Jr.
R. Richardson Pettit Walter E. Robb, III

Chairman, President
and Chief Executive Officer
R. Jay Gerken*

Secretary
Robert I. Frenkel*

Senior Vice President and
Chief Administrative Officer
Lewis E. Daidone*

Controller
Frances M. Guggino*

* Affiliated Person of the Investment Manager

Investment Manager
(of Institutional Reserves Portfolio)
Citi Fund Management Inc.
100 First Stamford Place
Stamford, CT 06902

Distributor
Citigroup Global Markets Inc.

Transfer Agent
Citicorp Trust Bank, fsb.
125 Broad Street, 11th floor
New York, NY 10004

Sub-Transfer Agent
PFPC Global Fund Services
P.O. Box 9699
Providence, RI 02940-9699

Sub-Transfer Agent and Custodian
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Legal Counsel
Bingham McCutchen LLP
150 Federal Street
Boston, MA 02110

This report is prepared for the information of shareholders of Citi Institutional Tax Free Reserves. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of Citi Institutional Tax Free Reserves.

©2003 Citicorp	Printed on recycled paper	Citigroup Global Markets Inc.
CFS/INS TF/203
03-4646